SIGNIFICANT ACCOUNTING POLICIES - Contract Balances (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Contract asset balances	¥ 0	¥ 0